Note 7 - Capital Stock	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
7.	CAPITAL STOCK

Authorized

An unlimited number of common shares without par value.

Share issuances

During the year ended
January 31, 2018,
the Company issued
16,000,000
common shares at
$0.10
per share for gross proceeds of
$1,600,000
and incurred
$8,750
of share issuance costs.

During the
year ended
January 31, 2017,
the Company issued
28,976,720
common shares at
$0.11
per share, to settle outstanding debt of
$1,448,836,
including
$1,395,843
to related parties, and incurred
$1,724
of share issuance costs relating to this share issuance. The difference between the fair value of the shares and the debt settled amounting to
$1,738,603,
was recognized as a loss on settlement of debt.